Consolidated Statements of Shareholders' Deficit - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Conversion and Payment of Interest-in-kind on Convertible Debt [Member] Common Stock [Member]	Conversion and Payment of Interest-in-kind on Convertible Debt [Member] Additional Paid-in Capital [Member]	Conversion and Payment of Interest-in-kind on Convertible Debt [Member] Retained Earnings [Member]	Conversion and Payment of Interest-in-kind on Convertible Debt [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 0	$ (1,126)	$ 279	$ (847)					$ 586	$ 376,954	$ (421,361)	$ (43,821)
Issuance of common stock and warrants in public and private offerings, net of issuance costs and initial fair value of contingent payment rights									73	5,701	0	5,774
Issuance of common stock upon exercise of options and warrants									63	959	0	1,022
Issuance of common stock and warrants for services									9	863	0	872
Issuance of common stock upon conversion and payment of interest in kind on convertible debt					$ 37	$ 1,201	$ 0	$ 1,238
Share-based compensation, net of shares withheld for taxes									2	3,313	0	3,315
Net loss									0	0	(12,330)	(12,330)
Balance at Dec. 31, 2021									770	387,865	(433,412)	(44,777)
Issuance of common stock and warrants in public and private offerings, net of issuance costs and initial fair value of contingent payment rights									20	362	0	382
Issuance of common stock upon exercise of options and warrants									5	78	0	83
Issuance of common stock upon conversion and payment of interest in kind on convertible debt					$ 14	$ 282	$ 0	$ 296
Share-based compensation, net of shares withheld for taxes									1	3,080	0	3,081
Net loss									0	0	(9,813)	(9,813)
Issuance of common stock, warrants, and options for services									2	57	0	59
Balance at Dec. 31, 2022									$ 812	$ 391,724	$ (443,225)	$ (50,689)